INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of interests in other entities [Abstract]
Disclosure of Interest in Non-Consolidated Companies

	As of December 31,
	2023	2022

At the beginning of the year	821,571	751,475

Acquisition of business (note 3)	400,037	—
Derecognition related to the increase of the participation in Usiminas	(771,995)	—
Equity in earnings of non-consolidated companies	105,305	37,114
Other comprehensive income and other effects	(2,812)	48,475
Dividends from non-consolidated companies (1)	(34,841)	(15,493)

At the end of the year	517,265	821,571
(1) Mainly related to dividends from Unigal Usiminas Ltda. and MRS Logística S.A.

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	—	34.39%	—	725,705
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	116,849	90,559
Unigal Usiminas Ltda.	Brazil	Manufacturing and selling of steel products	70.00%	—	124,064	—
MRS Logística S.A	Brazil	Logistical services	11.41%	—	235,268	—
Other non-consolidated companies (1)					41,084	5,307
					517,265	821,571
(1) It includes the investments held in Finma S.A.I.F., Recrotek S.R.L. de C.V., Gas Industrial de Monterrey S.A. de C.V., Modal Terminal de Graneis Ltda., Usiroll – Usiminas Court Tecnologia em Acabamento Superficial Ltda, Codeme Engenharia S.A, Terminal de Cargas Paraopeba Ltda., Terminal de Cargas Sarzedo Ltda., and Metalcentro Ltda.